SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2018 ILS (₪)
Accounting Policies [Abstract]
Anti-dilutive shares | shares	1,119,310	673,892	349,740
Short-term deposits bear interest at an average annual rate	2.78%
Decrease in net cash used in investing activities	$ 350
Influence of adopting standard in assets and liabilities	1,200
Total hedged amount | ₪				₪ 8,600
Restricted bank deposit	$ 350